The following documents are hereby incorporated by reference:

  The Semi-Annual Report of the Fidelity Variable Insurance Products Fund
  (VIP), the Fidelity Variable Insurance Products Fund II (VIPII) and the Fidelity Insurance Variable Insurance Products Fund III (VIPIII) dated December 31, 1998, filed with the Commission on February 9, 1999
          VIP - 0000356494-99-000001
          VIPII - 0000356494-99-000002
          VIPIII - 0000356494-99-000003.

  The Semi-Annual Reports of American Century Variable Portfolios dated December 31, 1998, filed with the Commission on February 26, 1999 (0000814680-99-000002).

  The Semi-Annual Reports of MFS Variable Insurance Trust dated
  December 31, 1998, filed with the Commission on March 01, 1999
        MFS Growth with Income Series (0000950156-99-000157)
        MFS Emerging Growth Series (0000950156-99-000154)
        MFS New Discovery Series (0000950156-99-000164)
        MFS Research Series (0000950156-99-000150).

  The Semi-Annual Reports of Lord,Abbett & Co. dated December 31, 1998, filed with the Commission on February 19, 1999 (0000855396-99-000002).